REDEEMABLE PREFERRED SHARES - Issued and Outstanding (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended					4 Months Ended		12 Months Ended
	Aug. 13, 2014 USD ($) $ / shares shares	Aug. 13, 2014 CNY (¥) ¥ / shares shares	Jun. 30, 2014 shares	Mar. 31, 2011 $ / shares shares	Mar. 31, 2011 ¥ / shares shares	Jan. 31, 2007 USD ($) $ / shares shares	Jan. 31, 2007 CNY (¥) ¥ / shares shares	Dec. 22, 2014 USD ($) $ / shares shares	Dec. 22, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
REDEEMABLE PREFERRED SHARES
Issuance of ordinary shares in exchange of bonds payable | ¥										¥ 1,106,227
Change in redemption value | ¥											¥ 205,670
Ordinary Shares
REDEEMABLE PREFERRED SHARES
Acquisition of EDC Holding (in shares)			88,352,558
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Change in redemption value | ¥											(205,670)	¥ 110,926	¥ 69,116
Series A
REDEEMABLE PREFERRED SHARES
Shares issued						53,625,000	53,625,000
Issuance price per share | (per share)						$ 0.3636	¥ 2.8279
Issuance of ordinary shares in exchange of bonds payable						$ 3,500	¥ 27,222
Number of shares issued for converted debt						9,625,000	9,625,000
Change in redemption value | ¥											(39,098)
Series A*
REDEEMABLE PREFERRED SHARES
Shares issued in connection with acquisition			14,149,705
Series B
REDEEMABLE PREFERRED SHARES
Shares issued				11,550,000	11,550,000
Issuance price per share | (per share)				$ 0.7792	¥ 5.1087
Change in redemption value | ¥											(3,921)
Series B1
REDEEMABLE PREFERRED SHARES
Shares issued in connection with acquisition			33,959,293
Series B2
REDEEMABLE PREFERRED SHARES
Shares issued in connection with acquisition			25,618,413
Series B3
REDEEMABLE PREFERRED SHARES
Shares issued in connection with acquisition			14,045,432
Series B4
REDEEMABLE PREFERRED SHARES
Shares issued in connection with acquisition			23,037,763
Series B5
REDEEMABLE PREFERRED SHARES
Shares issued								35,393,262	35,393,262
Issuance price per share | (per share)								$ 1.0365	¥ 6.3779
Cash consideration for issuance of shares								$ 36,685	¥ 225,198
Change in redemption value | ¥											(21,016)
Series C
REDEEMABLE PREFERRED SHARES
Shares issued	238,526,241	238,526,241
Issuance price per share | (per share)	$ 1.0365	¥ 6.3779
Cash consideration for issuance of shares	$ 247,238	¥ 1,521,295
Issuance costs	$ 3,271	¥ 20,128
Change in redemption value | ¥											¥ (141,635)